Revenue - Summary of Revenue From Contracts with Customers (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables from contracts with customers [abstract]
Revenue from contracts with customers	$ 23,932,900	$ 22,695,909	$ 21,356,228